Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2022
Entity [Table]
Other Financial And Non Financial Liabilities Explanatory
Note 18

Other liabilities
a) Other financial liabilities

measured at amortized cost
USD m 31.12.22 31.12.21
Other accrued expenses 1,760 1,876
Accrued interest expenses 1,949 1,094
Settlement and clearing accounts 1,075 1,304
Lease liabilities 3,334 3,558
Other 1,457 1,167
Total other financial liabilities

measured at amortized cost
9,575 9,001
b) Other financial liabilities

designated at fair value
USD m 31.12.22 31.12.21
Financial liabilities related to unit-linked investment

contracts
13,221 21,466
Securities financing transactions 15,333 6,377
Over-the-counter debt instruments and other 1,684 2,231
Total other financial liabilities designated

at fair value
30,237 30,074
c) Other non-financial liabilities
USD m 31.12.22 31.12.21
Compensation related liabilities 6,822 7,257

of which: Deferred Contingent Capital Plan
1,614 1,628

of which: financial advisor compensation plans
1,463 1,512

of which: other compensation plans
2,680 2,846

of which: net defined benefit liability
469 633

of which: other compensation-related liabilities
1
596 638
Current tax liabilities 1,071 1,398
Deferred tax liabilities 236 300
VAT,

withholding tax and other tax payables
592 590
Deferred income 235 240
Liabilities of disposal group held for sale
2
1,298
Other 84 68
Total other non-financial

liabilities
9,040 11,151
1 Includes liabilities for payroll

taxes and untaken

vacation.

2 Refer to Note 29 for

more information.

UBS AG
Entity [Table]
Other Financial And Non Financial Liabilities Explanatory
Note 18

Other liabilities

a) Other financial liabilities

measured at amortized cost
USD m 31.12.22 31.12.21
Other accrued expenses 1,564 1,642
Accrued interest expenses 2,008 1,134
Settlement and clearing accounts 1,060 1,282
Lease liabilities 3,211 3,438
Other 2,549 2,269
Total other financial liabilities

measured at amortized cost
10,391 9,765
b) Other financial liabilities

designated at fair value
USD m 31.12.22 31.12.21
Financial liabilities related to unit-linked investment

contracts
13,221 21,466
Securities financing transactions 15,333 6,377
Over-the-counter debt instruments and other 1,684 2,231
Funding from UBS Group AG

1,796 2,340
Total other financial liabilities designated

at fair value
32,033 32,414
c) Other non-financial liabilities
USD m 31.12.22 31.12.21
Compensation-related liabilities 4,424 4,795
of which: financial advisor compensation plans 1,463 1,512
of which: other compensation plans 2,023 2,140
of which: net defined benefit liability 449 617
of which: other compensation-related liabilities
1
490 526
Current tax liabilities 1,044 1,365
Deferred tax liabilities 233 297
VAT,

withholding tax and other tax payables
472 524
Deferred income 233 225
Liabilities of disposal group held for sale
2
1,298
Other 84 68
Total other non-financial

liabilities

6,489 8,572
1 Includes liabilities for payroll

taxes and untaken vacation.

2 Refer to Note 29 for

more information.